LONG-TERM DEBT, NET - If-Converted Value in Excess of Principal (Details) - Senior Notes - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
2022 Exchangeable Notes
Long-term Debt
If-converted value in excess of principal	$ 1,261.2	$ 329.6
2026 Exchangeable Notes
Long-term Debt
If-converted value in excess of principal	418.3
2030 Exchangeable Notes
Long-term Debt
If-converted value in excess of principal	$ 457.2